UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                    01/28/02
---------------------               -------------                -------------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              73
                                            ---------------------
Form 13F Information Table Value Total:     $       107,722
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:


                                      NONE

                                    FORM 13F


Page 1 of 1                    Name of  Reporting Manager:   Eos Partners, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:                  Item 2:       Item 3:        Item 4:        Item 5:                     Item 6:
           Name of Issuer            Title of Class   CUSIP       Fair Market     Shares or             Investment Discretion
                                                                                              -------------------------------------
                                                     Number          Value        Principal                 (b) Shared-
                                                                                   Amount     (a) Sole      As Defined  (c) Shared
                                                                                                            in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group                   Common       G0450A105             257,499        10,000         10,000
Partnerre Ltd Bermuda                Common       G6852T105             810,000        15,000         15,000
Willis Group Holdings                Common       G96655108           1,412,998        60,000         60,000
Teekay Shipping Corporation          Common       Y8564W103           1,045,499        30,000         30,000
Aes Corp                             Common       00130H105             490,499        30,000         30,000
AmerisourceBergen                    Common       03073E105           4,448,499        70,000         70,000
Apria HealthCare Group               Common       037933108           2,748,899       110,000        110,000
Atmel Corp.                          Common       049513104             294,799        40,000         40,000
Aviall Inc                           Common       05366B102             756,509       100,200        100,200
Black Box                            Common       091826107           4,494,799        85,000         85,000
Boston Scientific                    Common       101137107             241,199        10,000         10,000
CVS Corp                             Common       126650100             295,999        10,000         10,000
Cablevision Sys Corp                 Common       12686C109           1,423,499        30,000         30,000
Cablevision Sys Corp Rainbow         Common       12686C844             493,999        20,000         20,000
Capital One Financial                Common       14040H105           1,078,999        20,000         20,000
Cardinal Health Inc.                 Common       14149Y108           3,879,599        60,000         60,000
Cendant Corporation                  Common       151313103           1,568,798        80,000         80,000
Chevrontexaco Corp                   Common       166764100           2,688,299        30,000         30,000
Chiles Offshore                      Common       16888M104           1,193,399        60,000         60,000
CitiGroup Inc.                       Common       172967101           2,019,199        40,000         40,000
Crestline Capital                    Common       226153104           5,134,217       165,300        165,300
Deutsche Telekom                     Common       251566105           1,520,999        90,000         90,000
Dow Chemical                         Common       260543103             337,799        10,000         10,000
E.I. Du Pont                         Common       263534109             850,199        20,000         20,000
Dynegy Inc                           Common       26816Q101             637,500        25,000         25,000
Echostar Communications              Common       278762109           1,098,799        40,000         40,000
Express Scripts                      Common       302182100           1,847,019        39,500         39,500
Exxon Mobil                          Common       30231G102           1,571,999        40,000         40,000
Fleet Boston Financial               Common       339030108           1,825,000        50,000         50,000
General Motors                       Common       370442105             485,999        10,000         10,000
General Motors Cls H                 Common       370442832           1,081,499        70,000         70,000
Gentiva Health Services              Common       37247A102             658,499        30,000         30,000
Golden West Financial                Common       381317106           2,059,749        35,000         35,000
Halliburton                          Common       406216101           1,309,999       100,000        100,000
J.P. Morgan Chase                    Common       46625H100             545,249        15,000         15,000
Jones Apparel                        Common       480074103             829,249        25,000         25,000
Kindred HealthCare                   Common       494580103           2,062,060        39,655         39,655
Kookmin Bank                         Common       50049M109             388,999        10,000         10,000
Kroger Company                       Common       501044101             939,149        45,000         45,000
Laboratory Corp of America Holdings  Common       50540R409           1,212,749        15,000         15,000
Estee Lauder Cos                     Common       518439104           1,138,129        35,500         35,500
Lincare Holdings                     Common       532791100             429,749        15,000         15,000
Lucent Tech                          Common       549463107             787,499       125,000        125,000
MBIA Inc.                            Common       55262C100             268,149         5,000          5,000
MGM Mirage                           Common       552953101             577,399        20,000         20,000
Manor Care                           Common       564055101           3,485,369       147,000        147,000
Merck                                Common       589331107           1,469,999        25,000         25,000
Mercury General                      Common       589400100           1,091,499        25,000         25,000
Micron                               Common       595112103             620,000        20,000         20,000
Mirant Corp                          Common       604675108             560,698        35,000         35,000
Mission Resources                    Common       605109107           1,376,941       393,412        393,412
Morgan Stanley Dean Witter           Common       617446448             419,549         7,500          7,500
Omnicare Inc.                        Common       681904108             621,999        25,000         25,000
Prudential Financial                 Common       744320102              66,379         2,000          2,000
Qwest Communications                 Common       749121109             565,199        40,000         40,000
Sbc Communications                   Common       78387G103             979,249        25,000         25,000
Seacor Smit                          Common       811904101           1,698,239        36,600         36,600
Sony Corp                            Common       835699307             450,999        10,000         10,000
Sprint Corp                          Common       852061506             976,399        40,000         40,000
Stilwell Financial                   Common       860831106           1,633,199        60,000         60,000
Target Corp                          Common       87612E106           1,231,499        30,000         30,000
Texas Instruments                    Common       882508104             770,000        27,500         27,500
Tyco International                   Common       902124106             588,999        10,000         10,000
USA Networks                         Common       902984103             546,199        20,000         20,000
Unilab                               Common       904763208          11,041,465       439,899        439,899
United Parcel Service Cls B          Common       911312106             681,250        12,500         12,500
Ventas                               Common       92276F100           4,363,099       379,400        379,400
Verizon Comm.                        Common       92343V104           3,084,899        65,000         65,000
Vivendi Universal                    Common       92851S204           1,344,749        25,000         25,000
Vodafone                             Common       92857W100           1,540,799        60,000         60,000
Wachovia Corp                        Common       929903102           2,508,799        80,000         80,000
Washington Post                      Common       939640108             530,000         1,000          1,000
Waste Management                     Common       94106L109           2,233,699        70,000         70,000
                                                                ----------------
                                                                    107,721,818
Table continued...
                                                           ---------------------------------------
                                                                          (SEC USE ONLY)
--------------------------------------------------------------------------------------------------
              Item 1:                      Item 7:                       Item 8:
           Name of Issuer                  Managers             Voting Authority (Shares)
                                                      ---------------------------------------------
                                         See Instr. V
                                                          (a) Sole       (b) Shared    (c) None

---------------------------------------------------------------------------------------------------

Arch Capital Group                                              10,000
Partnerre Ltd Bermuda                                           15,000
Willis Group Holdings                                           60,000
Teekay Shipping Corporation                                     30,000
Aes Corp                                                        30,000
AmerisourceBergen                                               70,000
Apria HealthCare Group                                         110,000
Atmel Corp.                                                     40,000
Aviall Inc                                                     100,200
Black Box                                                       85,000
Boston Scientific                                               10,000
CVS Corp                                                        10,000
Cablevision Sys Corp                                            30,000
Cablevision Sys Corp Rainbow                                    20,000
Capital One Financial                                           20,000
Cardinal Health Inc.                                            60,000
Cendant Corporation                                             80,000
Chevrontexaco Corp                                              30,000
Chiles Offshore                                                 60,000
CitiGroup Inc.                                                  40,000
Crestline Capital                                              165,300
Deutsche Telekom                                                90,000
Dow Chemical                                                    10,000
E.I. Du Pont                                                    20,000
Dynegy Inc                                                      25,000
Echostar Communications                                         40,000
Express Scripts                                                 39,500
Exxon Mobil                                                     40,000
Fleet Boston Financial                                          50,000
General Motors                                                  10,000
General Motors Cls H                                            70,000
Gentiva Health Services                                         30,000
Golden West Financial                                           35,000
Halliburton                                                    100,000
J.P. Morgan Chase                                               15,000
Jones Apparel                                                   25,000
Kindred HealthCare                                              39,655
Kookmin Bank                                                    10,000
Kroger Company                                                  45,000
Laboratory Corp of America Holdings                             15,000
Estee Lauder Cos                                                35,500
Lincare Holdings                                                15,000
Lucent Tech                                                    125,000
MBIA Inc.                                                        5,000
MGM Mirage                                                      20,000
Manor Care                                                     147,000
Merck                                                           25,000
Mercury General                                                 25,000
Micron                                                          20,000
Mirant Corp                                                     35,000
Mission Resources                                              393,412
Morgan Stanley Dean Witter                                       7,500
Omnicare Inc.                                                   25,000
Prudential Financial                                             2,000
Qwest Communications                                            40,000
Sbc Communications                                              25,000
Seacor Smit                                                     36,600
Sony Corp                                                       10,000
Sprint Corp                                                     40,000
Stilwell Financial                                              60,000
Target Corp                                                     30,000
Texas Instruments                                               27,500
Tyco International                                              10,000
USA Networks                                                    20,000
Unilab                                                         439,899
United Parcel Service Cls B                                     12,500
Ventas                                                         379,400
Verizon Comm.                                                   65,000
Vivendi Universal                                               25,000
Vodafone                                                        60,000
Wachovia Corp                                                   80,000
Washington Post                                                  1,000
Waste Management                                                70,000